Mineral interests - (Details) - USD ($) $ in Thousands				12 Months Ended
	Jun. 26, 2025	Feb. 27, 2025	Jul. 05, 2024	Dec. 31, 2025	Dec. 31, 2024
Mineral interests
As at beginning				$ 1,646,634
Additions					$ 0
Impairment charges					0
As at ending				1,894,470	1,646,634
Depletable mineral interest				967,300	1,042,000
Non-depletable mineral interest				926,800	605,000
Cash inflow from (outflows for) exploration and valuation assets				0	0
Cost
Mineral interests
As at beginning				2,251,272	2,193,414
Additions				346,984	58,224
Disposals				(19,632)	(366)
As at ending				2,578,624	2,251,272
Accumulated depletion and impairments
Mineral interests
As at beginning				(604,638)	(420,361)
Depletion				(79,516)	(77,231)
Impairment charges					(107,046)
As at ending				(684,154)	(604,638)
Mineral interests
Mineral interests
Additions				0
Disposals				0
Impairment charges				0
Non-depletable mineral interest				300,000	300,000
Mineral Streams
Mineral interests
As at beginning				916,760
As at ending				877,304	916,760
Cash consideration to acquire gold and silver stream				255,800
Mineral Streams | Cost
Mineral interests
As at beginning				1,404,393	1,357,954
Additions				35,136	46,439
Disposals				(18,988)	0
As at ending				1,420,541	1,404,393
Mineral Streams | Accumulated depletion and impairments
Mineral interests
As at beginning				(487,633)	(337,290)
Depletion				(55,604)	(47,735)
Impairment charges					(102,608)
As at ending				(543,237)	(487,633)
Royalties
Mineral interests
As at beginning				729,874
As at ending				1,017,166	729,874
Cash consideration to acquire gold and silver stream				23,100
Royalties | Cost
Mineral interests
As at beginning				846,879	835,460
Additions				311,848	11,785
Disposals				(644)	(366)
As at ending				1,158,083	846,879
Royalties | Accumulated depletion and impairments
Mineral interests
As at beginning				(117,005)	(83,071)
Depletion				(23,912)	(29,496)
Impairment charges				4,400	(4,438)
As at ending				(140,917)	$ (117,005)
Sierra Sun Streams
Mineral interests
Cash consideration to acquire gold and silver stream		$ 35,000		35,400
Nevada Copper | Accumulated depletion and impairments
Mineral interests
Impairment charges				83,900
Moss | Accumulated depletion and impairments
Mineral interests
Impairment charges				18,700
Prieska
Mineral interests
Consideration to acquire royalty				3,400
Tres Quebradas lithium project
Mineral interests
Cash consideration to acquire gold and silver stream				28,700
Johnson Camp Mine
Mineral interests
Cash consideration to acquire gold and silver stream				$ 4,000
Percentage of gross revenue royalty acquired	1.50%			1.50%
Consideration to acquire royalty	$ 4,000
Agbaou
Mineral interests
Consideration to acquire royalty				$ 19,900
Bonikro
Mineral interests
Consideration to acquire royalty				26,500
Tamarack Nickel Project
Mineral interests
Percentage of NSR			1.00%
Consideration to acquire royalty				8,000
El Mochito stream
Mineral interests
Disposals				$ 18,900